Share-based Option Plan - Summary of Measurement of Grant Date Fair Value of Share Options (Detail)	Aug. 05, 2019 BRL (R$) Option R$ / shares	Aug. 07, 2018 BRL (R$) Option R$ / shares	Jul. 06, 2017 BRL (R$) Option R$ / shares	Mar. 14, 2017 BRL (R$) Option R$ / shares	Mar. 10, 2017	Jul. 01, 2016 BRL (R$) Option R$ / shares	Jul. 01, 2015 BRL (R$) Option R$ / shares	Jun. 30, 2014 BRL (R$) Option R$ / shares	Apr. 05, 2011 BRL (R$) Option R$ / shares	Mar. 24, 2011 BRL (R$) Option R$ / shares	Dec. 11, 2009 BRL (R$) Option R$ / shares
First option plan,1st program [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options granted											5,032,800
Total options outstanding											303,700
Option exercise price | R$ / shares											R$ 3.42
Option fair value as of grant date | R$											R$ 1.93
Estimated volatility of the share price											47.67%
Expected dividend											1.10%
Risk-free rate of return											8.75%
Maximum life of the option											Undetermined
Expected term considered for valuation											7 years
First option plan, 2nd program [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options granted										1,572,000
Total options outstanding										284,000
Option exercise price | R$ / shares										R$ 6.44
Option fair value as of grant date | R$										R$ 4.16
Estimated volatility of the share price										54.77%
Expected dividend										1.10%
Risk-free rate of return										12.00%
Maximum life of the option										Undetermined
Expected term considered for valuation										7 years
First option plan, 3rd program [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options granted									656,000
Total options outstanding									12,460
Option exercise price | R$ / shares									R$ 6.44
Option fair value as of grant date | R$									R$ 4.16
Estimated volatility of the share price									54.77%
Expected dividend									1.10%
Risk-free rate of return									12.00%
Maximum life of the option									Undetermined
Expected term considered for valuation									7 years
Second option plan, 1st program [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options granted								2,169,122
Total options outstanding								861,197
Option exercise price | R$ / shares								R$ 19.15
Option fair value as of grant date | R$								R$ 11,010
Estimated volatility of the share price								40.59%
Expected dividend								1.10%
Risk-free rate of return								12.46%
Maximum life of the option								8 years
Expected term considered for valuation								4 years 6 months
Second option plan,2nd program [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options granted							627,810
Total options outstanding							231,638
Option exercise price | R$ / shares							R$ 14.51
Option fair value as of grant date | R$							R$ 10,820
Estimated volatility of the share price							40.59%
Expected dividend							1.10%
Risk-free rate of return							15.69%
Maximum life of the option							8 years
Expected term considered for valuation							4 years 6 months
Second option plan, 3rd program [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options granted						820,250
Total options outstanding						391,176
Option exercise price | R$ / shares						R$ 14.50
Option fair value as of grant date | R$						R$ 10,140
Estimated volatility of the share price						43.07%
Expected dividend						1.10%
Risk-free rate of return						12.21%
Average remaining maturity (in years)						4 months 24 days
Maximum life of the option						8 years
Expected term considered for valuation						4 years 6 months
Second stock option plan, 4th program [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options granted			680,467
Total options outstanding			494,491
Option exercise price | R$ / shares			R$ 22.57
Option fair value as of grant date | R$			R$ 12,820
Estimated volatility of the share price			43.35%
Expected dividend			1.10%
Risk-free rate of return			10.26%
Average remaining maturity (in years)			1 year 6 months
Maximum life of the option			10 years
Expected term considered for valuation			5 years 6 months
Third option plan, 1st program [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options granted				9,343,510
Total options outstanding				5,606,106
Option exercise price | R$ / shares				R$ 11.85
Option fair value as of grant date | R$				R$ 4,820
Estimated volatility of the share price				50.64%
Expected dividend				1.10%
Risk-free rate of return				11.32%
Average remaining maturity (in years)				2 years 2 months 12 days
Maximum life of the option				5 years	5 years
Expected term considered for valuation				5 years
Phantom shares, 1st program [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options granted		707,400
Total options outstanding		560,908
Option exercise price | R$ / shares		R$ 20.43
Option fair value as of grant date | R$		R$ 40,410
Estimated volatility of the share price		34.00%
Expected dividend		1.10%
Risk-free rate of return		6.40%
Average remaining maturity (in years)		2 years 7 months 6 days
Maximum life of the option		8 years
Phantom shares, 2nd program [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options granted	405,000
Total options outstanding	405,000
Option exercise price | R$ / shares	R$ 42.09
Option fair value as of grant date | R$	R$ 25,340
Estimated volatility of the share price	38.80%
Expected dividend	1.10%
Risk-free rate of return	6.40%
Average remaining maturity (in years)	3 years 7 months 6 days
Maximum life of the option	8 years
Expected term considered for valuation	4 years 6 months	6 years